ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	March 31, 2025	September 30, 2024

Accounts receivable	$343,153	$286,701
Less: allowance for expected credit loss	(39,386)	(20,322)
Accounts receivable, net	$303,767	$266,379

The movement of allowances for expected credit loss is as follow:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$20,322	$49,573
Provision (Reversal of)	19,064	(29,251)
Balance at end of the period	$39,386	$20,322

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2024

(Stated in US Dollars)